Equity	12 Months Ended
Dec. 31, 2020
Equity.
Equity

Equity and liabilities

17 Equity

On October 29, 2019, the general meeting of shareholders of the Company resolved to approve the corporate reorganization and to execute the Deed of Conversion. The reorganization was effected by the following procedures:

1.Existing shareholders of common shares and preferred shares of Centogene AG subscribed for new common shares in Centogene B.V., and in return transferred their respective shares (both common and preferred) in Centogene AG to Centogene B.V. as a contribution in kind. The exchange ratios for the common and preferred shares of Centogene AG to common shares of Centogene B.V. were as follows:

-Preferred shares of Centogene AG were exchanged for common shares of Centogene B.V. (share split) on a 1.00 to 89.6125 basis

-Common shares of Centogene AG were exchanged for common shares of Centogene B.V. (share split) on a 1.00 to 33.2238 basis

2.the legal form of Centogene B.V. were converted from a Dutch private company with limited liability to a Dutch public company, Centogene N.V. and the articles of association of Centogene N.V. became effective. The conversion took place by means of the execution of a notarial deed of conversion and amendment, and resulted in a name change from Centogene B.V. to Centogene N.V.

The corporate reorganization was fully completed on November 12, 2019. All share, per-share and related information presented in the financial statements and corresponding disclosure notes have been retrospectively adjusted, where applicable, to reflect the impact of the share split resulting from the reorganization.

Issued capital and capital reserve

in thousands of shares	2019	2020
Common shares as of Jan 1, fully paid(1)	15,861	19,861
Issued shares	4,000	2,000
Exercise of options	—	256
Common shares issued as of Dec 31, fully paid	19,861	22,118
(1)	Common shares as of January 1, 2019, issued as a result of corporate reorganization

	as of	as of
in thousands of shares	Dec 31, 2019	Dec 31, 2020
Authorized common shares of EUR 0.12 each	79,000	79,000

Common Shares

As of December 31, 2018, 15,861,340 common shares of Centogene N.V. with a nominal value of EUR 0.12 (converted from 230,445 Centogene AG common shares with a conversion ratio of 33.2238 and 91,562 Centogene AG preferred shares with a conversion ratio of 89.6125, both with a nominal value of EUR 1.00), were issued and fully paid up.

The  preferred shares were issued to certain investors to fund the Company’s development activities. The preferred shares each had one voting right per share and did not contain a redemption feature or a contractual right to fixed dividends. The preferred shareholders were entitled to a disproportionate share of the net assets of the Company in case of certain exit events , including IPO, which was reflected by the different conversion ratios (share split) for common and preferred shares of Centogene AG to Centogene B.V. As a result of the IPO, all issued and paid-in preferred shares were converted to common shares, based on the conversion ratio above which reflected the return to investors as agreed in the relevant investment agreements.

On November 7, 2019, the Company offered and sold a total of 4,000,000 of our common shares, €0.12 nominal value per share, at a public offering price of USD 14.00 (EUR 12.58) per share, raising aggregate net offering proceeds of €42 million, after deduction of underwriting discounts and commissions as well as transaction costs.

In July 2020, the Company completed a follow-on public offering of 3,500,000 common shares of the Company, consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling shareholders at a price to the public of USD 14.00 per common share (i.e. EUR 12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions and transaction costs, were EUR 22 million to the Company.

As of December 31 2020, 22,117,643 common shares of Centogene N.V. with a nominal value of EUR 0.12 were issued and fully paid up (December 31, 2019 19,861,340). As of December 31, 2020, the authorized but unissued common share capital amounted to EUR 6,826k  (December 31, 2019: EUR 7,097k).

The holders of common shares are entitled to the Company's approved dividends and other distributions as may be declared from time to time by the Company, and is entitled to vote per share on all matters to be voted at the Company's annual general meetings.

Capital reserve

As of December 31, 2020, capital reserve included a share premium of EUR 107,498k  (December 31, 2019 EUR 90,297k), being amounts paid in by shareholders at the issuance of shares in excess of the par value of the shares issued, net of any transaction costs incurred for the share issuance.

The capital reserve consists of the share premium account and amounts recorded in respect of share‑based payments. For additional information on the share‑based payments, please refer to note 20.